NOTE PAYABLE (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 05, 2021	Apr. 16, 2020	Mar. 01, 2019	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 08, 2021	Jun. 06, 2016
Short-Term Debt [Line Items]
Notes payable				$ 115,244		$ 115,244		$ 115,244		$ 180,244
Debt instrument, interest rate debt instrument, interest rate									3.00%		3.00%
Repayment of debt						45,000	$ 35,000	50,000	$ 40,000
Debt Instrument, Face Amount										$ 180,244
Forgiven percentage	100.00%
Gain on debt extinguishment (PPP)	$ 90,100						$ 90,100	90,100
First Nine Months [Member]
Short-Term Debt [Line Items]
Repayment of debt						1,000
Seven and Eight Months [Member]
Short-Term Debt [Line Items]
Repayment of debt						2,000		2,000
Nine Through Twenty Three Months [Member]
Short-Term Debt [Line Items]
Repayment of debt						5,000		5,000
24th Month [Member]
Short-Term Debt [Line Items]
Notes payable				$ 180,224		180,224		180,224
13 Months [Member]
Short-Term Debt [Line Items]
Repayment of debt						5,000		5,000
14 Months [Member]
Short-Term Debt [Line Items]
Notes payable								57,622
Repayment of debt						57,622
20 Months [Member]
Short-Term Debt [Line Items]
Notes payable								57,622
Repayment of debt						57,622
First Six Months [Member]
Short-Term Debt [Line Items]
Repayment of debt								1,000
Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Repayment of debt						$ 45,000		$ 50,000
Huntington National Bank [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate debt instrument, interest rate		1.00%
Proceeds from Bank Debt		$ 90,100
Debt instrument, maturity date		Apr. 16, 2020
Notre Dame [Member] | Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Notes payable			$ 265,244
Debt instrument, interest rate debt instrument, interest rate			10.00%
Debt instrument term, description			The term of the loan is twenty-four months